UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549

			  Form 13F

                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended   September 30, 2009

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:

 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.


 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 /s/ Christine M. Sloan        Baltimore, MD            November 3, 2009

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


                          Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      40

 Form 13F Information Table Value Total:      $560,448
                                             (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 NONE

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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6 COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETN MANAGERS
                                                                                            SOLE SHARED NONE

 AGL RESOURCES INC.         COM      001204106  5,819     165,000  SH       SOLE           165,000
 ANADARKO PETROLEUM CORP.   COM      032511107  9,410     150,000  SH       SOLE           150,000
 APACHE CORP.               COM      037411105  18,366    200,000  SH       SOLE           200,000
 BAKER HUGHES, INC.         COM      057224107  4,479     105,000  SH       SOLE           105,000
 CHEVRON CORP.              COM      166764100  64,443    915,000  SH       SOLE           915,000
 COMPLETE PRODUCTION SE     COM      20453E109  4,526     400,500  SH       SOLE           400,500
 CONOCOPHILLIPS             COM      20825C104  18,601    411,891  SH       SOLE           411,891
 CONSOL ENERGY INC.         COM      20854P109  5,639     125,000  SH       SOLE           125,000
 DEVON ENERGY CORP.         COM      25179M103  8,753     130,000  SH       SOLE           130,000
 DUPONT EI DE NEMOURS       COM      263534109  7,794     242,500  SH       SOLE           242,500
 ENERGEN CORP.              COM      29265N108  12,068    280,000  SH       SOLE           280,000
 EOG RESOURCES INC.         COM      26875P101  12,527    150,000  SH       SOLE           150,000
 EQT CORP                   COM      26884L109  16,989    398,800  SH       SOLE           398,800
 EXXON MOBIL CORP.          COM      30231G102  69,982   1,020,000 SH       SOLE          1,020,000
 FOREST OIL CORP.            COM      346091705  1,360      69,477  SH       SOLE           69,477
 HALLIBURTON CO.            COM      406216101  18,984    700,000  SH       SOLE           700,000
 HESS CORP.                 COM      42809H107  13,365    250,000  SH       SOLE           250,000
 INTERNATIONAL COAL GROUP   COM      45928H106  12,090   3,000,000 SH       SOLE          3,000,000
 MASSEY ENERGY CO.          COM      576206106  5,020     180,000  SH       SOLE           180,000
 MDU RESOURCES GROUP, INC.  COM      552690109  7,819     375,000  SH       SOLE           375,000
 NABORS INDUSTRIES, LTD     SHS      G6359F103  10,868    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  9,162     200,000  SH       SOLE           200,000
 NATIONAL OILWELL VARCO     COM      637071101  5,975     138,538  SH       SOLE           138,538
 NEW JERSEY RESOURCES       COM      646025106  10,893    300,000  SH       SOLE           300,000
 NOBLE CORP.                SHS      H5833N103  29,419    775,000  SH       SOLE           775,000
 NOBLE ENERGY INC.          COM      655044105  18,469    280,000  SH       SOLE           280,000
 NORTHEAST UTILITIES        COM      664397106  4,748     200,000  SH       SOLE           200,000
 NORTHWEST NATURAL GAS      COM      667655104  1,666      40,000  SH       SOLE           40,000
 OCCIDENTAL PETROLEUM       COM      674599105  34,496    440,000  SH       SOLE           440,000
 QUESTAR CORP               COM      748356102  9,014     240,000  SH       SOLE           240,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  17,883    312,700  SH       SOLE           312,700
 SOUTHWEST GAS CORP.        COM      844895102  1,971      77,070  SH       SOLE           77,070
 SOUTHWESTERN ENERGY        COM      845467109  1,041      24,400  SH       SOLE           24,400
 SPECTRA ENERGY CORP.       COM      847560109  2,061     108,812  SH       SOLE           108,812
 TOTAL S.A.             SPONSORED ADR89151E109  11,852    200,000  SH       SOLE           200,000
 TRANSOCEAN LTD           REG SHS    H8817H100  26,339    307,953  SH       SOLE           307,953
 WEATHERFORD INT'L. LTD     REG      H27013103  7,670     370,000  SH       SOLE           370,000
 WGL HOLDINGS INC.          COM      92924F106  10,701    322,900  SH       SOLE           322,900
 WILLIAMS COMPANIES, INC.   COM      969457100  8,042     450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  20,144    487,500  SH       SOLE           487,500
                                                560,448
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